OPTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
ORGANIZATION AND NATURE OF OPERATIONS
NOTE 7 - OPTIONS

As of June 30, 2019 there was no option expenses recognized by the Company and the balance of unrecognized option expense was zero.

The following sets forth the options granted and outstanding during the three months ended June 30, 2019:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value
Outstanding at March 31, 2019	1,405,000	$0.34	6.80	1,397,000	$--
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Outstanding at June 30, 2019	1,405,000	$0.34	6.55	1,397,000	$--

The weighted average remaining life and intrinsic value of the options as of June 30, 2019, was 6.55 years and zero, respectively.

The Company under its 2015 option plan issues options to various officers, directors and consultants. The options vest in equal annual installments over a five year period with the first 20% vested when the options were granted. All of the options are exercisable at a purchase price based on the last trading price of the Company’s common stock on the date of grant and have a term of 10 years.

On April 1, 2016, the Company issued 40,000 options to a consultant under the 2015 option program. The options are exercisable into the Company’s common stock at $0.30 per share, have term of 10 years and vest in 5 equal annual installments with the first installment vesting on the date of grant. This award to a nonemployee is revalued at each reporting period until completion of services.

On April 1, 2016, the Company entered a consulting agreement under which the consultant was granted 30,000 options on April 1, 2016. In addition, the consultant received additional option grants of 30,000 options on April 1, 2017 and 40,000 options on April 1, 2018. The options are exercisable into the Company’s common stock at $0.30 per share, have term of 10 years and vest in 5 equal annual installments with the first installment vesting on the date of grant.

On July 20, 2016, the Company granted from the 2015 Option Program 300,000 options each to three officers and directors for a total of 900,000 options being granted. The options are exercisable into the Company’s common stock at an exercise price of $0.301 per share and were vested and expensed at the date of issuance. The fair value at date of granted was determined to be $484,205.

On April 1, 2018, the Company granted from the 2015 Option Program 40,000 options to one consultant. The options are exercisable into the Company’s common stock at an exercise price of $0.25 per share and were vested and expensed at the date of issuance. The fair value at date of granted was determined to be $9,991.

During the years ended March 31, 2019 and 2018, the Company expensed an aggregate of $38,400 and $40,155, respectively related to its option awards. The unrecognized future balance to be expensed over the remaining vesting term of the options is $19,836 as of March 31, 2018 and $497 as of March 31, 2019.

The following sets forth the options granted and outstanding during the years ended March 31, 2019 and 2018:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Number of Options Exercisable	Intrinsic Value

Outstanding at March 31, 2017	1,365,000	$0.35	8.88	1,143,000	$36,000
Granted	--	--	--	--	--
Exercised	--	--	--	--	--
Outstanding at March 31, 2018	1,365,000	$0.35	7.88	1,236,000	$--
Granted	40,000	0.25	9.00	16,000	--
Exercised	--	--	--	--	--
Outstanding at March 31, 2019	1,405,000	$0.34	6.80	1,397,000	$--